Significant accounting policies, judgments and estimation uncertainty - Accounting standards issued but not yet applied (Details) $ in Thousands	12 Months Ended
Jun. 30, 2018 CAD ($)
Bottom of range | IFRS 9
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Cumulative effect of new accounting principle in period of adoption	$ 500
Bottom of range | IFRS 15
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Cumulative effect of new accounting principle, increase in defecit	4,000
Top of range | IFRS 9
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Cumulative effect of new accounting principle in period of adoption	1,500
Top of range | IFRS 15
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Cumulative effect of new accounting principle, increase in defecit	$ 9,000